Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				$ 4,970					$ 4,970
Provision for loan losses	(646)	(1,334)	(432)	(484)	(948)	(210)	(190)	(210)	(2,896)	(1,558)	(902)
Balance at end of period	6,387				4,970				6,387	4,970
Allowance for loan losses [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				4,970				4,799	4,970	4,799	4,891
Provision for loan losses									2,896	1,558	902
Loans charged-off									(1,817)	(1,726)	(1,015)
Recoveries of loans previously charged-off									338	339	21
Balance at end of period	6,387				4,970				6,387	4,970	4,799
Real estate: Residential - 1 to 4 family [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				759				915	759	915	1,028
Provision for loan losses									561	530	171
Loans charged-off									(299)	(686)	(285)
Recoveries of loans previously charged-off									104	0	1
Balance at end of period	1,125				759				1,125	759	915
Real estate: Multi-family and commercial [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				2,337				2,700	2,337	2,700	2,443
Provision for loan losses									1,818	228	464
Loans charged-off									(1,267)	(606)	(221)
Recoveries of loans previously charged-off									140	15	14
Balance at end of period	3,028				2,337				3,028	2,337	2,700
Real estate: Construction [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				280				64	280	64	221
Provision for loan losses									(258)	15	136
Loans charged-off									0	(83)	(293)
Recoveries of loans previously charged-off									0	284	0
Balance at end of period	22				280				22	280	64
Commercial Business [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				1,148				790	1,148	790	906
Provision for loan losses									556	588	47
Loans charged-off									0	(267)	(166)
Recoveries of loans previously charged-off									31	37	3
Balance at end of period	1,735				1,148				1,735	1,148	790
Consumer [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				446				330	446	330	293
Provision for loan losses									219	197	84
Loans charged-off									(251)	(84)	(50)
Recoveries of loans previously charged-off									63	3	3
Balance at end of period	$ 477				$ 446				$ 477	$ 446	$ 330